Financial Instruments and Risk Management (Credit Risk - Maximum Exposure to Credit Risk for Trade Receivables by Geographic Region) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments [Line Items]
Carrying amount	$ 990	$ 932
Israel [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	72	70
Asia [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	342	293
North America [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	150	131
Others [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	26	36
Western Europe [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	294	332
South America [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	$ 106	$ 70